TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
State VAT (ICMS)	R$ 2,549,006	R$ 2,450,856
Withholding taxes and contributions	129,741	238,355
PIS and COFINS	5,000,677	85,098
Fistel, INSS, ISS and other taxes	217,056	27,431
Total	7,896,480	2,801,740
Current	4,674,218	2,058,455
Non-current	R$ 3,222,262	743,285
Tax credits offsetting period	48 months
Deferred tax credits from acquisition of property and equipment	R$ 509,920	R$ 423,588
Tax credits from PIS and COFINS	4,915,239
Current tax credits from PIS and COFINS	2,520,990
Non-current tax credits from PIS and COFINS	2,394,249
Minimum
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
Contingent assets from in-progress lawsuits	1,700,000
Maximum
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
Contingent assets from in-progress lawsuits	R$ 2,200,000